Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep 30, 2011
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	MAGNEGAS CORP
Entity Central Index Key	0001353487
Document Type	S-1

Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash	$ 147,204	$ 917,495	$ 7,338
Accounts receivable, net of allowance for doubtful accounts of $622, $0 and $0, respectively	21,146	8,159	2,399
Inventory, at cost	2,184,381	1,554,807	8,381
Prepaid and other current assets	0	30,000	0
Total Current Assets	2,352,731	2,510,461	18,118
Property and equipment, net of accumulated depreciation of $25,800, $8,839 and $375, respectively	98,114	50,616	22,125
Deferred Tax Asset	1,101,600	456,500	472,900
Intangible assets, net of accumulated amortization of $139,394, $103,044 and $54,578, respectively	587,606	623,956	672,422
Investment in joint ventures	490,410	490,410	0
TOTAL ASSETS	4,630,461	4,131,943	1,185,565
Current Liabilities
Accounts payable	427,504	378,215	94,577
Accrued expenses	211,051	31,495	77,395
Deferred revenue and customer deposits	449,995	569,994	100,000
Due to affiliate	10,000	10,000	10,000
Note payable to related party	43,552	46,692	140,087
Total Current Liabilities	1,142,102	1,036,396	422,059
Total Liabilities	1,142,102	1,036,396	422,059
Stockholders' Equity
Preferred stock: $0.001 par; 10,000,000 authorized; 2,000 issued and outstanding	2	2	2
Common stock: $0.001 par; 900,000,000 authorized; 132,899,796 and 123,445,209 issued and outstanding, respectively	132,899	123,445	105,954
Additional paid-in capital	6,629,334	5,180,468	2,909,518
Issued and unearned stock compensation	(33,333)	(48,333)	(68,333)
Accumulated deficit	(3,240,543)	(2,160,035)	(2,183,635)
Total Stockholders' Equity	3,488,359	3,095,547	763,506
Total Liabilities and Stockholders' Equity	$ 4,630,461	$ 4,131,943	$ 1,185,565

Balance Sheets Parenthetical (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 622	$ 0	$ 0
Accumulated depreciation	25,800	8,839	375
Accumulated amortization	$ 139,394	$ 103,044	$ 54,578
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	2,000	2,000	2,000
Preferred stock, shares outstanding	2,000	2,000	2,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	132,899,796	123,445,209	123,445,209
Common stock, shares outstanding	132,899,796	123,445,209	123,445,209

Statements of Operation (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 61,253	$ 444,232	$ 226,103	$ 1,942,606	$ 2,036,238	$ 18,564
Direct Costs	40,491	183,308	91,087	724,299	729,945	9,226
Gross Profit	20,762	260,924	135,016	1,218,307	1,306,293	9,338
Operating Expenses
Advertising	14,716	18,942	48,535	38,827	74,017	31,214
Selling	54,276	15,962	239,554	192,280	245,664	38,405
Professional: technical	150	75,770	150	148,995	7,735	22,958
Professional: legal and accounting	2,066	22,351	141,931	60,014	115,287	81,265
Rent and overhead	28,623	30,563	77,409	54,321	79,478	66,904
Office and administration	331,205	53,259	681,312	208,515	293,258	74,277
Investor relations	15,087	23,386	31,409	61,795	64,551	44,536
Stock-based compensation	95,850	51,800	456,490	237,876	262,251	822,714
Research and development	48,031	56,310	130,535	78,460	65,574	28,958
Depreciation and amortization	17,769	14,361	53,311	42,215	56,930	48,842
Total Operating Expenses	607,773	362,704	1,860,636	1,123,298	1,264,745	1,260,073
Operating Income (Loss)	(587,011)	(101,780)	(1,725,620)	95,009	41,548	(1,250,735)
Other Income and (Expense)
Interest	(30)	(9)	12	(1,709)	0	0
Interest Expense, Debt	0	0	0	0	(1,548)	(5,903)
Sale of Asset(s)	0	0	0	0	0	0
Total Other (Income) Expense	(30)	(9)	12	(1,709)	(1,548)	(5,903)
Net Income (Loss) before tax benefit	(587,041)	(101,789)	(1,725,608)	93,300	40,000	(1,256,638)
Provision for Income Taxes	(221,000)	(38,300)	(645,100)	36,500	16,400	(472,900)
Net Income (Loss)	$ (366,041)	$ (63,489)	$ (1,080,508)	$ 56,800	$ 23,600	$ (783,738)
Loss per share:
Basic	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ (0.01)
Diluted	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ (0.01)
Weighted average common shares:
Basic	130,873,528	115,562,976	119,088,587	105,858,259	113,697,283	102,421,341
Diluted	130,873,528	115,562,976	119,088,587	106,721,014	114,076,571	102,551,499

Statement of Changes in Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Unearned Stock Compensation [Member]	Retained Earnings	Total
Beginning Balance at Dec. 31, 2008	$ 2	$ 99,445	$ 1,892,373	$ (88,333)	$ (1,399,897)	$ 503,590
Beginning Balance (Shares) at Dec. 31, 2008	2,000	99,444,833	0	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)	0	0	0	20,000	0	20,000
Waiver of related party expense	0	0	22,440	0	0	22,440
Options issued for services	0	0	6,324	0	0	6,324
Common shares issued for services	0	4,517	791,873	0	0	796,390
Common shares issued for services (Shares)	0	4,517,500	0	0	0	0
Common shares issued for purchase of assets	0	150	22,350	0	0	22,500
Common shares issued for purchase of assets (Shares)	0	150,000	0	0	0	0
Common shares issued for cash	0	1,842	174,158	0	0	176,000
Common shares issued for cash (Shares)	0	1,842,062	0	0	0	0
Net Income (Loss)	0	0	0	0	(783,738)	(783,738)
Balance at Dec. 31, 2009	2	105,954	2,909,518	(68,333)	(2,183,635)	763,506
Balance (Shares) at Dec. 31, 2009	2,000	105,954,395	0	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)	0	0	0	20,000	0	20,000
Waiver of related party expense	0	0	22,440	0	0	22,440
Options issued for services	0	0	2,108	0	0	2,108
Common shares issued for services	0	2,426	237,717	0	0	240,143
Common shares issued for services (Shares)	0	2,426,000	0	0	0	0
Common shares issued for investment in Joint Venture	0	250	23,500	0	0	23,750
Common shares issued for investment in Joint Venture (Shares)	0	250,000	0	0	0	0
Common shares issued for cash	0	14,815	1,985,185	0	0	2,000,000
Common shares issued for cash (Shares)	0	14,814,814	0	0	0	0
Net Income (Loss)	0	0	0	0	23,600	23,600
Balance at Dec. 31, 2010	$ 2	$ 123,445	$ 5,180,468	$ (48,333)	$ (2,160,035)	$ 3,095,547
Balance (Shares) at Dec. 31, 2010	2,000	123,445,209	0	0	0	0

Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operations
Net Income (Loss)	$ (1,080,508)	$ 56,800	$ 23,600	$ (783,738)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	53,311	42,215	56,930	48,842
Stock-based compensation	456,490	237,876	262,251	822,714
Waiver of related party expenses	16,830	16,830	22,440	22,440
Bad debts	622	0	0	501
Deferred income taxes	(645,100)	36,500	16,400	(472,900)
Changes in operating assets:
Accounts receivable	(13,609)	(8,116)	(5,760)	(502)
Inventory	(629,574)	(606,952)	(1,546,426)	(3,521)
Prepaid & other current assets	30,000	(125,000)	(30,000)	0
Accounts payable	49,289	140,494	283,638	(15,162)
Accrued expenses	179,556	(55,057)	(45,900)	62,395
Deferred revenue and customer deposits	(119,999)	101,667	3,334	100,000
Total adjustments to net income (loss)	(622,184)	(219,543)	(983,093)	564,807
Net cash (used in) operating activities	(1,702,692)	(162,743)	(959,493)	(218,931)
Cash Flows from Investing Activities
Acquisition of equipment	(64,459)	(23,210)	(36,955)	0
Net cash flows (used in) investing activities	(64,459)	(23,210)	(36,955)	0
Cash Flows from Financing Activities
Advance from affiliate	0	14,750	0	0
Advances from (repayments to) related party	(3,140)	0	42,605	5,903
Proceeds from note payable to related party	0	22,000	22,000	137,100
Repayments on notes payable from related party	0	(158,000)	(158,000)	(85,300)
Increase (Decrease) in Accrued Interest Receivable, Net	0	0	0	(7,594)
Proceeds from issuance of common stock	1,000,000	2,000,000	2,000,000	176,000
Net cash flows provided by (used in) investing activities	996,860	1,878,750	1,906,605	226,109
Net increase (decrease) in cash	(770,291)	1,692,797	910,157	7,178
Cash balance, beginning	917,495	7,338	7,338	160
Cash balance, ending	147,204	1,700,135	917,495	7,338
Supplemental disclosure of cash flow information and non cash investing and financing activities:
Interest paid	0	0	0	0
Taxes paid	0	0	0	0
Non-Cash Transaction:
The Company received property and equipment, with a fair value of $22,500 in exchange for the issuance of 150,000 common shares.	0	0	0	22,500
Exchanged license for investment in Joint Venture (China)	0	0	466,660	0
Exchanged shares in exchange for investment in Joint Venture (Europe)	$ 0	$ 0	$ 23,750	$ 0

Statement of Cash Flows Parenthetical (USD $)	12 Months Ended
Dec. 31, 2009
Statement Of Cash Flows [Abstract]
The Company received property and equipment, with a fair value of $22,500 in exchange for the issuance of 150,000 common shares.	$ 22,500
Common Shares Issued For Property and Equipment Received	150,000

Background Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
 1.        Background Information

MagneGas Corporation (the “Company”) was organized in the state of Delaware on December 9, 2005. The Company was originally organized under the name 4307, Inc, for the purpose of locating and negotiating with a business entity for a combination. On April 2, 2007 all the issued and outstanding shares of 4307, Inc. were purchased and the Company name was changed to MagneGas Corporation.

The Company’s operating plan and mission is to produce hydrogen based alternative fuel made from liquid waste. A patented process has been developed which transforms contaminated liquid waste through a proprietary plasma arc technology. A byproduct of this process is to produce a green fuel alternative to natural gas. The patented proprietary technology is owned by the Company.  The Company produces bottled gas for the purpose of distribution to the metal working market.  Additionally, the Company is marketing, for sale or licensure, its proprietary plasma arc machines.

 1.        Background Information

MagneGas Corporation (the “Company”) was organized in the state of Delaware on December 9, 2005. The Company was originally organized under the name 4307, Inc, for the purpose of locating and negotiating with a business entity for a combination. On April 2, 2007 all the issued and outstanding shares of 4307, Inc. were purchased and the Company name was changed to MagneGas Corporation.

The Company’s operating plan and mission is to produce a hydrogen based alternative fuel made from liquid waste. A patented process has been developed which transforms contaminated liquid waste through a proprietary plasma arc technology. A byproduct of this process is to produce a green fuel alternative to natural gas. The patented proprietary technology is owned by the Company.  The Company produces bottled gas for the purpose of distribution to the metal working market.  Additionally, the Company is marketing, for sale or licensure, its proprietary plasma arc machines.

Summay of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.         Summary of Significant Accounting Policies

The significant accounting policies followed are:

Basis of Presentation

In the opinion of management, all adjustments consisting of normal recurring adjustments necessary for a fair statement of (a) the result of operations for the three and nine month periods ended September 30, 2011 and 2010; (b) the financial position at September 30, 2011; and (c) cash flows for the nine month periods ended September 30, 2011 and 2010, have been made.

The Company prepares its financial statements in conformity with generally accepted accounting principles in the United States of America. These principals require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates.

Certain reclassifications have been made for comparability.

Use of Estimates

The Company prepares its financial statements in conformity with generally accepted accounting principles in the United States of America. These principals require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates. The financial statements presented include estimates for patent life, recoverability of deferred tax assets and collections on our receivables.  Our estimates include consideration of the useful lives of our intellectual property, allocations to research and development costs and recognition of deferred tax assets.

Variable Interest Entities

The Company considers the consolidation of entities to which the usual condition (ownership of a majority voting interest) of consolidation does not apply, focusing on controlling financial interests that may be achieved through arrangements that do not involve voting interest.  If an enterprise holds a majority of the variable interests of an entity, it would be considered the primary beneficiary.  The primary beneficiary is generally required to consolidate assets, liabilities and non-controlling interests at fair value (or at historical cost if the entity is a related party) and subsequently account for the variable interest as if it were consolidated based on a majority voting interest. The Company has investments in joint ventures that are in development of the MagneGas technology, however the Company is not identified as a primary beneficiary; therefore no consolidation is required and the investments are listed at their cost.

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (FASB) introduced a framework for measuring fair value and expanded required disclosure about fair value measurements of assets and liabilities.  The Company adopted the standard for those financial assets and liabilities as of the beginning of the 2008 fiscal year and the impact of adoption was not significant. FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2011. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include accounts receivable, inventory, other current assets, accounts payable, accrued compensation and accrued expenses. The fair value of the Company’s notes payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

The Company applied ASC 820 for all non-financial assets and liabilities measured at fair value on a non-recurring basis. The adoption of ASC 820 for non-financial assets and liabilities did not have a significant impact on the Company’s financial statements.

Cash and Cash Equivalents

The majority of cash is maintained with a major financial institution in the United States.  Deposits with this bank may exceed the amount of insurance provided on such deposits.   Generally, these deposits may be redeemed on demand and, therefore, bear minimal risk.  The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable, Credit

Accounts receivable consist of amounts due for the delivery of MagneGas sales to customers.    An allowance for doubtful accounts is considered to be established for any amounts that may not be recoverable, which is based on an analysis of the Company’s customer credit worthiness, and current economic trends.  Based on management’s review of accounts receivable, no allowance for doubtful accounts was considered necessary.   Receivables are determined to be past due, based on payment terms of original invoices.  The Company does not typically charge interest on past due receivables.

Revenue Recognition

The Company generates revenue through two processes: (1) Sale of MagneGas fuel for metal cutting and (2) Sale of its Plasma Arc Flow units.  Additionally we also recognize revenue from territorial license arrangements.

•	Revenue for metal-working fuel is recognized when shipments are made to customers. The Company recognizes a sale when the product has been shipped and risk of loss has passed to the customer.
•
Revenue generated from sales of its production unit is recognized on a percentage of completion, based on the progress during manufacturing of the unit.  Our machine is a significant investment and generally requires a 6 to 9 month production cycle.  During the course of building a unit the actual costs are tracked to our cost estimates and revenue is proportionately recognized during the process.   Significant deposits are required before production.  These deposits are classified as customer deposits.  During our production, costs and progress earnings are accumulated and included in “Costs and earnings” as an asset.

•
Licenses are issued, per contractual agreement, for distribution rights within certain geographic territories.  We recognize revenue ratably, based on the amounts paid or values received, over the term of the licensing agreement.

Inventories

Inventories are stated at the lower of standard cost or market, which approximates actual cost. Cost is determined using the first-in, first-out method.  Inventory is comprised of filled cylinders of MagneGas and accessories (regulators and tips) available for sale and accumulated costs incurred in the manufacturing process of units held for future sales.

Long-Lived Assets

Property and equipment is stated at cost.  Depreciation is computed by the straight-line method over estimated useful lives (3-7 years).  Intellectual property assets are stated at their fair value acquisition cost. Amortization of intellectual property assets is calculated by the straight line method over their specific life (15 years).  Historical costs are reviewed and evaluated for their net realizable value of the assets.  The carrying amount of all long-lived assets is evaluated periodically to determine if adjustment to the depreciation and amortization period or the unamortized balance is warranted. Based upon its most recent analysis, the Company believes that no impairment of property and equipment existed at December 31, 2010.

Long-lived assets such as property, equipment and identifiable intangibles are reviewed for impairment whenever facts and circumstances indicate that the carrying value may not be recoverable.  When required impairment losses on assets to be held and used are recognized based on the fair value of the asset.  The fair value is determined based on estimates of future cash flows, market value of similar assets, if available, or independent appraisals, if required.  If the carrying amount of the long-lived asset is not recoverable from its undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and fair value of the asset.  When fair values are not available, the Company estimates fair value using the expected future cash flows discounted at a rate commensurate with the risk associated with the recovery of the assets.  We did not recognize any impairment losses for any periods presented.

Stock Based Compensation

The Company issues restricted stock to consultants for various services Cost for these transactions are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty's performance is complete.   The Company recognized consulting expenses and a corresponding increase to additional paid-in-capital related to stock issued for services.  Stock compensation for the periods presented were issued to consultants for past services provided, accordingly, all shares issued are fully vested, and there is no unrecognized compensation associated with these transactions.  In May 2008 the Company entered into a consulting agreement for services to be rendered over a five year period.  The consulting expense is to be recognized ratably over the requisite service period.

Shipping Costs

The Company includes shipping costs and freight-in costs in cost of goods sold.  .

Advertising Costs

The costs of advertising are expensed as incurred.  Advertising expenses are included in the Company’s operating expenses.   Advertising expense was $14,716, $18,942, $48,535 and $38,827 for the three and nine months ended September 30, 2011 and 2010, respectively

Research and Development

The Company expenses research and development costs when incurred.  Research and development costs include engineering and laboratory testing of product and outputs.  Indirect costs related to research and developments are allocated based on percentage usage to the research and development.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purpose, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

Earnings (Loss) Per Share

Basic earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares.  In periods of net loss, stock equivalents are excluded, as those shares would be anti-dilutive. The Company has issued options to several investors, upon their purchase of shares.  Options, whose strike price is less than the current market value, are considered common stock equivalents and are included in dilutive earnings per share.

	September 30,
	2011		2010
Net Income (Loss)	$(1,080,508)		$56,800

Weighted Average Shares
Common Stock	119,088,587		105,858,259
Common stock equivalents (Options)	-	*	862,754
	119,088,587		106,721,014
* Net loss for the period, options and other dilutive common stock equivalents are anti-dilutive and are excluded from computation.

2.         Summary of Significant Accounting Policies

The significant accounting policies followed are:

Basis of Presentation

In the opinion of management, all adjustments consisting of normal recurring adjustments necessary for a fair statement of (a) the result of operations for the twelve month periods ended December 31, 2010 and 2009; (b) the financial position at December 31, 2010, and (c) cash flows for the twelve month periods ended December 31, 2010 and 2009, have been made.

The Company prepares its financial statements in conformity with generally accepted accounting principles in the United States of America. These principals require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates.

Use of Estimates

The Company prepares its financial statements in conformity with generally accepted accounting principles in the United States of America. These principals require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates.

Variable Interest Entities

The Company considers the consolidation of entities to which the usual condition (ownership of a majority voting interest) of consolidation does not apply, focusing on controlling financial interests that may be achieved through arrangements that do not involve voting interest.  If an enterprise holds a majority of the variable interests of an entity, it would be considered the primary beneficiary.  The primary beneficiary is generally required to consolidate assets, liabilities and non-controlling interests at fair value (or at historical cost if the entity is a related party) and subsequently account for the variable interest as if it were consolidated based on a majority voting interest.   The Company has investments in joint ventures that are in development of the MagneGas technology, however the Company is not identified as a primary beneficiary; therefore no consolidation is required and the investments are listed at their cost.

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (FASB) introduced a framework for measuring fair value and expanded required disclosure about fair value measurements of assets and liabilities.  The Company adopted the standard for those financial assets and liabilities as of the beginning of the 2008 fiscal year and the impact of adoption was not significant. FASB Accounting Standards Codification (ASC) 820 “ Fair Value Measurements and Disclosures ” (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2010. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include accounts receivable, other current assets, accounts payable, accrued compensation and accrued expenses. The fair value of the Company’s notes payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

The Company applied ASC 820 for all non-financial assets and liabilities measured at fair value on a non-recurring basis. The adoption of ASC 820 for non-financial assets and liabilities did not have a significant impact on the Company’s financial statements.

Cash and Cash Equivalents

The majority of cash is maintained with a major financial institution in the United States.  Deposits with this bank may exceed the amount of insurance provided on such deposits.  At December 31, 2011, approximately $525,000 was in excess of the  Federal Deposit Insurance Corporation (FDIC)  limits. Generally, these deposits may be redeemed on demand and, therefore, bear minimal risk.  The Company considers all highly liquid investments purchased with an original maturity of six months or less to be cash equivalents.

Accounts Receivable, Credit

Accounts receivable consist of amounts due for the delivery of MagneGas sales to customers.    An allowance for doubtful accounts is considered to be established for any amounts that may not be recoverable, which is based on an analysis of the Company’s customer credit worthiness, and current economic trends.  Based on management’s review of accounts receivable, no allowance for doubtful accounts was considered necessary.   Receivables are determined to be past due, based on payment terms of original invoices.  The Company does not typically charge interest on past due receivables.

 Revenue Recognition

The Company generates revenue through two processes: (1) Sale of MagneGas fuel for metal cutting and (2) Sale of its Plasma Arc Flow units. Additionally we also recognize revenue from territorial license arrangements.

•	Revenue for metal-working fuel is recognized when shipments are made to customers. The Company recognizes a sale when the product has been shipped and risk of loss has passed to the customer.

•
Revenue generated from sales of its production unit is recognized on a percentage of completion, based on the progress during manufacturing of the unit.  Our machine is a significant investment and generally requires a 6 to 9 month production cycle. During the course of building a unit the actual costs are tracked to our cost estimates and revenue is proportionately recognized during the process. Significant deposits are required before production. These deposits are classified as customer deposits. During our production, costs and progress earnings are accumulated and included in “Costs and earnings” as an asset.

•
Licenses are issued, per contractual agreement, for distribution rights within certain geographic territories.  We recognize revenue ratably, based on the amounts paid or values received, over the term of the licensing agreement.

Inventories

Inventories are stated at the lower of standard cost or market, which approximates actual cost. Cost is determined using the first-in, first-out method.  Inventory is comprised of filled cylinders of MagneGas and accessories (regulators and tips) available for sale and accumulated costs incurred in the manufacturing process of units held for future sales.

The Company is manufacturing additional units for sale.  Each unit is assigned a project number and the costs are accumulated, until delivered.

Long-Lived Assets

Property and equipment is stated at cost.  Depreciation is computed by the straight-line method over estimated useful lives (3-7 years).  Intellectual property assets are stated at their fair value acquisition cost. Amortization of intellectual property assets is calculated by the straight line method over their estimated useful lives (15 years).  Historical costs are reviewed and evaluated for their net realizable value of the assets.  The carrying amount of all long-lived assets is evaluated periodically to determine if adjustment to the depreciation and amortization period or the unamortized balance is warranted. Based upon its most recent analysis, the Company believes that no impairment of property and equipment existed at December 31, 2010.

Long-lived assets such as property, equipment and identifiable intangibles are reviewed for impairment whenever facts and circumstances indicate that the carrying value may not be recoverable.  When required impairment losses on assets to be held and used are recognized based on the fair value of the asset.  The fair value is determined based on estimates of future cash flows, market value of similar assets, if available, or independent appraisals, if required.  If the carrying amount of the long-lived asset is not recoverable from its undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and fair value of the asset.  When fair values are not available, the Company estimates fair value using the expected future cash flows discounted at a rate commensurate with the risk associated with the recovery of the assets.  We did not recognize any impairment losses for any periods presented.

 Stock Based Compensation

The Company issues restricted stock to consultants for various services Cost for these transactions are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty's performance is complete.   The Company recognized consulting expenses and a corresponding increase to additional paid-in-capital related to stock issued for services.  Stock compensation for the periods presented were issued to consultants for past services provided, accordingly, all shares issued are fully vested, and there is no unrecognized compensation associated with these transactions.  In May 2008 the Company entered into a consulting agreement for services to be rendered over a five year period.  The consulting expense is to be recognized ratably over the requisite service period.

Shipping Costs

The Company includes shipping costs and freight-in costs in cost of goods sold.  Total freight-in included in cost of goods sold expense was $118 and $714 for the years ended December 31, 2010 and 2009, respectively.

Advertising Costs

The costs of advertising are expensed as incurred.  Advertising expenses are included in the Company’s operating expenses.   Advertising expense was $74,017 and $31,214 for the years ended December 31, 2010 and 2009, respectively

Research and Development

The Company expenses research and development costs when incurred.  Research and development costs include engineering and laboratory testing of product and outputs.  Indirect costs related to research and developments are allocated based on percentage usage to the research and development.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purpose, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

Earnings (Loss) Per Share

Basic earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares.  The Company has issued options to several investors, upon their purchase of shares.  Options, whose strike price is less than the current market value, are considered common stock equivalents and are included in dilutive earnings per share.

	December 31, 2010	December 31, 2009
Net Income (Loss)	$23,600	$(783,738)

Weighted Average Shares
Common Stock	113,697,283	102,421,341
Common stock equivalents (Options)	379,288	-	*
	114,076,571	102,421,341

* Net loss for the period, options and other dilutive common stock equivalents are anti-dilutive and are excluded from computation.

Recently Issued Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
New Accounting Pronouncement Or Change In Accounting Principle, Current Period Disclosures [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
3.         Recently Issued Accounting Pronouncements

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.  Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company's present or future consolidated financial statements.

3.         Recently Issued Accounting Pronouncements

In June 2009, the FASB issued new accounting guidance that established the FASB Accounting Standards Codification (“Codification”), as the single source of authoritative GAAP to be applied by nongovernmental entities, except for the rules and interpretive releases of the SEC under authority of federal securities laws, which are sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. This new guidance became effective for interim and annual periods ending after September 15, 2009. Other than the manner in which new accounting guidance is referenced, the Codification did not have an effect on the Company’s consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06 regarding fair value measurements and disclosures and improvement in the disclosure about fair value measurements. This ASU requires additional disclosures regarding significant transfers in and out of Levels 1 and 2 of fair value measurements, including a description of the reasons for the transfers.  Further, this ASU requires additional disclosures for the activity in Level 3 fair value measurements, requiring presentation of information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements. This ASU is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. We are currently evaluating the impact of this ASU; however, we do not expect the adoption of this ASU to have a material impact on our financial statements.

In February 2010, the FASB issued ASU No. 2010-09 regarding subsequent events and amendments to certain recognition and disclosure requirements. Under this ASU, a public company that is a SEC filer, as defined, is not required to disclose the date through which subsequent events have been evaluated. This ASU is effective upon the issuance of this ASU. The adoption of this ASU did not have a material impact on our financial statements.

In April 2010, the FASB issued ASU No. 2010-18 regarding improving comparability by eliminating diversity in practice about the treatment of modifications of loans accounted for within pools under Subtopic 310-30 – Receivable – Loans and Debt Securities Acquired with Deteriorated Credit Quality (“Subtopic 310-30”). Furthermore, the amendments clarify guidance about maintaining the integrity of a pool as the unit of accounting for acquired loans with credit deterioration.  Loans accounted for individually under Subtopic 310-30 continue to be subject to the troubled debt restructuring accounting provisions within Subtopic 310-40, Receivables—Troubled Debt Restructurings by Creditors. The amendments in this Update are effective for modifications of loans accounted for within pools under Subtopic 310-30 occurring in the first interim or annual period ending on or after July 15, 2010. The amendments are to be applied prospectively. Early adoption is permitted. We are currently evaluating the impact of this ASU; however, we do not expect the adoption of this ASU to have a material impact on our financial statements.

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the  FASB Accounting Standards Codification™  (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.  Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company's present or future financial statements.

Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.         Inventory

Inventory primarily consists of:
	September 30,	December 31,
	2011	2010
Cylinders and metal cutting fuel	$157,904	$8,381
Units, construction in process	2,026,477	1,546,426

	$2,184,381	$1,554,807

The Company is currently manufacturing four refineries for future sales.

4.         Inventory

Inventory primarily consists of :  The

	December 31,	December 31,
	2010	2009
Cylinders, metal cutting fuel	$72,210	$8,381
Units, Construction in process	1,482,597	-
	$1,554,807	$8,381

Company is currently manufacturing four refineries for future sales.

Long Lived Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Assets, Noncurrent [Abstract]
Long Lived Assets [Text Block]
5.         Long Lived Assets

Property and equipment consists of:

	September 30,	December 31,
	2011	2010
Machinery and equipment	$108,683	$46,666
Furniture and office equipment	10,906	-
Truck	4,325	4,325
	123,914	50,991
Less accumulated depreciation	25,800	375
	$98,114	$50,616

Depreciation of equipment was $5,653, $2,244, $16,961 and $5,865 for the three and nine months ended September 30, 2011 and 2010, respectively.

Intellectual property:

The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2010 management concluded that there was no impairment to the intangible assets.

	September 30,	December 31,
	2011	2010
Intellectual property	$727,000	$727,000
Less accumulated amortization	139,394	103,044
	$587,606	$623,956

Future amortization through December 31,:
2011	$12,117
2012	48,467
2013	48,467
2014	48,467
2015	48,467
2016 and thereafter	381,621
	$587,606

Amortization of the intangible assets was $12,116, $12,116, $36,350 and $36,350 for the three and nine months ended September 30, 2011 and 2010, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.

5.         Long Lived Assets

Equipment consists of:	December 31,	December 31,
	2010	2009
Machinery and equipment	$49,778	$18,125
Furniture and office equipment	5,352	-
Truck	4,325	4,375
	59,455	22,500
Less accumulated depreciation	8,839	375
	$50,616	$22,125

Depreciation of equipment was $8,464 and $375 for the years ended December 31, 2010 and 2009, respectively.

Intellectual property:

The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2010 management concluded that there was no impairment to the intangible assets.

	December 31,	December 31,
	2010	2009
Intellectual property	$727,000	$727,000
Less accumulated amortization	103,044	54,578
	$623,956	$672,422

Future amortization through December 31,:
2010	$48,467
2011	48,467
2012	48,467
2013	48,467
2014	48,467
2015 and thereafter	381,621
	$623,956

Amortization of the intangible assets was $48,467 and $48,467 for the years ended December 31, 2010 and 2009, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.

Investment in Joint Ventures	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investment In Joint Ventures [Text Block]
6.         Investment in Joint Ventures

On June 25, 2010, the Company entered into agreement with a Belgium company, whereby 250,000 shares of MagneGas Corporation’s common stock and territorial license rights were exchanged for a 20% interest in MagneGas Europe.  The Company valued the investment in the Joint Venture at the fair market value of the shares issued ($23,750).   The Company does not have effective or beneficial control over the European entity and is to account for the investment under the Equity Method.

On June 28, 2010, the Company entered into agreement with DDI Industries, a China company, in formation of MagneGas China.  The Company is to provide mechanical drawings (for complete construction), computer programs, license of patents (Greater China Region), trademarks, etc. of the Plasma Arc Flow Recyclers to the new entity in exchange for a $2 million investment in MagneGas Corporation (received as of September 30, 2010; subscription at a share price of $0.135 or 14,814,814 common shares) and 20% share in MagneGas China.  The Company’s investment has been valued at $466,660, a mutually agreed amount for the technology license.  The MagneGas China entity has been funded in cash for an amount which reflects the intellectual property’s value. The Company does not have effective or beneficial control over the China entity and is to account for the investment under the Equity Method.

Our investments in joint ventures are considered as Level 3, as defined in FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820), and management considers alternative methods for valuing these investments to determine if there would be impairment to the current carrying value, currently our cost basis.   As of December 31, 2010, management does not believe any impairment exists with regard to the investments in joint ventures.

6.         Investment in Joint Ventures

On June 25, 2010, the Company entered into agreement with a Belgium company, whereby 250,000 shares of MagneGas Corporation’s common stock and territorial license rights were exchanged for a 20% interest in MagneGas Europe.  The Company valued the investment in the Joint Venture at the fair market value of the shares issued ($23,750).   The Company does not have effective or beneficial control over the European entity and is to account for the investment under the Equity Method.

On June 28, 2010, the Company entered into agreement with DDI Industries, a China company, in formation of MagneGas China.  The Company is to provide mechanical drawings (for complete construction), computer programs, license of patents (Greater China Region), trademarks, etc. of the Plasma Arc Flow Recyclers to the new entity in exchange for a $2 million investment in MagneGas Corporation (received as of September 30, 2010; subscription at a share price of $0.135 or 14,814,814 common shares) and 20% share in MagneGas China.  The Company’s investment has been valued at $466,660, a mutually agreed amount for the technology license.  The MagneGas China entity has been funded in cash for an amount which reflects the intellectual property’s value. The Company does not have effective or beneficial control over the China entity and is to account for the investment under the Equity Method.

Our investments in joint ventures are considered as Level 3, as defined in FASB Accounting Standards Codification (ASC) 820 “ Fair Value Measurements and Disclosures ” (ASC 820), and management considers alternative methods for valuing these investments to determine if there would be impairment to the current carrying value, currently our cost basis.   As of December 31, 2010, management does not believe any impairment exists with regard to the investments in joint ventures.

Deferred Revenue and Customer Deposits	9 Months Ended
Sep. 30, 2011
Deferred Revenue and Customer Deposits [Abstract]
Deferred Revenue and Customer Deposits [Text Block]
7.           Deferred Revenue and Customer Deposits

The Company has received deposits on production units and fees for exclusive territorial license.  We have deferred the associated revenues until such time that production order is placed and produced (recognition under percentage of completion method) or through the passage of time (recognition over the life of the license term).

	September 30,	December 31,
	2011	2010
Mexico territory license, non-refundable payment from a company for a six-month period ending February 28, 2011	$150,000	$150,000
China territory license	466,660	466,660
Phillipines, deposit on production unit	100,000	100,000
	716,660	716,660
Portion recognized	266,665	146,666
Deferred revenue and customer deposits	$449,995	$569,994

The amount recognized as revenue under licensing arrangements was $23,333, $0, $119,666 and $0 for the three and nine months ended September 30, 2011 and 2010, respectively.

Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8.         Income Tax

Provision (Benefit) for Income Taxes

The provision for income taxes consists of the following:

	September 30, 2011	September 30, 2010
Current Tax Provision	$-	$-
Deferred Tax(Benefit) Provision	(645,100)	36,500
Total Tax (Benefit) Provision	$(645,100)	$36,500

A reconciliation of the expected Federal statutory rate of 34% to the Company’s actual rate as reported for each of the periods presented is as follows:

	2010	2009
Expected statutory rate	(34.0)%	34.0%
State Income tax rate, net of federal benefit	(3.2)%	4.3%
Permanent Differences	0.0%	0.0%
Temporary Differences	0.0%	0.0%
Valuation Allowance	0.0%	0.0%
	(37.2)%	38,.3%

Deferred Income Taxes

Deferred income taxes are the result of timing differences between book and tax basis of certain assets and liabilities, timing of income and expense recognition of certain items and net operating loss carry-forwards.

The Company assesses temporary differences resulting from different treatments of items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are recorded in our balance sheets. The Company evaluates the realizability of its deferred tax assets and assesses the need for a valuation allowance on an ongoing basis. In evaluating its deferred tax assets, the Company considers whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred tax assets depends upon generating sufficient future taxable income prior to the expiration of the tax attributes.  In assessing the need for a valuation allowance the Company must project future levels of taxable income. This assessment requires significant judgment. The Company examined the evidence related to a recent history of tax losses, the economic conditions in which it operates recent organizational changes, its forecasts and projections. The Company therefore has recorded deferred tax assets as of December 31, 2010, as it is satisfied the realization standard for the year ended December 31, 2010.  The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit.

The Company had not previously recognized an income tax benefit for its operating losses generated since inception through December 31, 2009 based on uncertainties concerning its ability to generate taxable income in future periods of which, at the time, the realization could not be considered more likely than not.  Based on events subsequent to the balance sheet date, management has re-assessed the valuation allowance and the recognition of its deferred tax losses, however, based on the Company’s history of losses and other negative evidence resulting in the allowance, no income tax benefit will be recognized for prior periods.  The tax benefit for the prior periods, in the amount of $348,800, arising from operating losses as a start-up company and other temporary differences, has been off-set by an equal valuation allowance.

 The following is a schedule of the deferred tax assets and liabilities as of September 30, 2011 and 2010:

	September 30,	December 31,
	2011	2010
Deferred Tax Assets
Net Operating Loss Carry Forwards	$1,101,600	$456,500

Deferred Tax Liabilities
Total Deferred Tax Assets (Liabilities)	$-	$-

Net Deferred Tax Asset (Liabilities)	$1,101,600	$456,500

For balance sheet presentation the Company nets its current deferred tax assets and liabilities and non-current deferred tax assets and liabilities.

Management believes that the Company has matured and product acceptance will generate the revenues and achieve a level of profitability that would create taxable income of approximately $1,212,000 which would utilize the recognized deferred tax assets.

Under the Internal Revenue Code of 1986, as amended, these losses can be carried forward twenty years.   As of December 31, 2010 the Company has net operating loss carry forwards remaining from the following years:

Year	Net Operating
Generated	Loss	Expires
2007	375,000	2027
2008	977,000	2028
2009	1,255,000	2029
	$2,607,000

The adoption of provisions, required by Accounting Standard Codification (“ASC”) No. 740, did not result in any adjustments.

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ending December 31, 2006 through 2010. The Company state income tax returns are open to audit under the statute of limitations for the years ending December 31, 2006 through 2010.

The Company recognizes interest and penalties related to income taxes in income tax expense. The Company had incurred no penalties and interest for the three and nine months ended September 30, 2011 and 2010.

7.         Income Tax

Provision (Benefit) for Income Taxes

The provision for income taxes consists of the following:

	2010	2009
Current Tax Provision	$-	$-
Deferred Tax(Benefit) Provision	(456,500)	(472,900)
Total Tax (Benefit) Provision	$(456,500)	$(472,900)

A reconciliation of the expected Federal statutory rate of 34% to the Company’s actual rate as reported for each of the periods presented is as follows:

	2010	2009
Expected statutory rate	34.0%	(34.0)%
State Income tax rate, net of federal benefit	3.6%	(3.6)%
Permanent Differences	0.0%	0.0%
Temporary Differences	3.4%	0.0%
Valuation Allowance	.0.0%	0.0%
	41.0%	37.6%

Deferred Income Taxes

Deferred income taxes are the result of timing differences between book and tax basis of certain assets and liabilities, timing of income and expense recognition of certain items and net operating loss carry-forwards.

The Company assesses temporary differences resulting from different treatments of items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are recorded in our balance sheets. The Company evaluates the realizability of its deferred tax assets and assesses the need for a valuation allowance on an ongoing basis. In evaluating its deferred tax assets, the Company considers whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred tax assets depends upon generating sufficient future taxable income prior to the expiration of the tax attributes.  In assessing the need for a valuation allowance the Company must project future levels of taxable income. This assessment requires significant judgment. The Company examined the evidence related to a recent history of tax losses, the economic conditions in which it operates recent organizational changes, its forecasts and projections. The Company therefore has recorded deferred tax assets as of December 31, 2010, as it is satisfied the realization standard for the year ended December 31, 2010.  The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit.

The Company had not previously recognized an income tax benefit for its operating losses generated since inception through December 31, 2009 based on uncertainties concerning its ability to generate taxable income in future periods of which, at the time, the realization could not be considered more likely than not.  Based on events subsequent to the balance sheet date, management has re-assessed the valuation allowance and the recognition of its deferred tax losses, however, based on the Company’s history of losses and other negative evidence resulting in the allowance, no income tax benefit will be recognized for prior periods.  The tax benefit for the prior periods, in the amount of $348,800, arising from operating losses as a start-up company and other temporary differences, has been off-set by an equal valuation allowance.

The following is a schedule of the deferred tax assets and liabilities as of December 31, 2010 and 2009:

	December 31,	December 31,
	2010	2009
Deferred Tax Assets
Net Operating Loss Carry Forwards	$456,500	$472,900

Deferred Tax Liabilities
Total Deferred Tax Assets (Liabilities)	$-	$-

Net Deferred Tax Asset (Liabilities)	$456,500	$472,900

 For balance sheet presentation the Company nets its current deferred tax assets and liabilities and non-current deferred tax assets and liabilities. The following table summarizes the presentation:

Balance Sheet Presentation
	2010	2009
Net current deferred tax assets (liabilities)	$—	$—

Net long-term deferred tax assets (liabilities)	$456,500	$472,900

Management believes that the Company has matured and product acceptance will generate the revenues and achieve a level of profitability creating taxable income of approximately $1,212,000 which would utilize the recognized deferred tax assets.

Under the Internal Revenue Code of 1986, as amended, these losses can be carried forward twenty years.   As of December 31, 2010 the Company has net operating loss carry forwards remaining from the following years:

Year	Net Operating
Generated	Loss	Expires
2007	375,000	2027
2008	977,000	2028
2009	1,255,000	2029
	$2,607,000

The adoption of provisions, required by Accounting Standard Codification (“ASC”) No. 740, did not result in any adjustments.

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ending December 31, 2006 through 2010. The Company state income tax returns are open to audit under the statute of limitations for the years ending December 31, 2006 through 2010.

The Company recognizes interest and penalties related to income taxes in income tax expense. The Company had incurred no penalties and interest for the years ended December 31, 2010 and 2009.

Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
9.          Equity

The company has two classifications of stock:

Preferred Stock includes 10,000,000 shares authorized at a par value of $0.001. Preferred Stock has been issued as Series A Preferred Stock. Preferred Stock has liquidation and dividend rights over Common Stock, which is not in excess of its par value. The preferred stock has no conversion rights or mandatory redemption features. There have been 2,000 shares of Preferred  Stock issued to an entity controlled by Dr. Ruggero Santilli and other members of the Board of Directors. Each share of Preferred Stock is entitled to 100,000 votes.

Common Stock includes 900,000,000 shares authorized at a par value of $0.001. The holders of Common Stock and the equivalent Preferred Stock, voting together, shall appoint the members of the Board of the Directors. Each share of Common Stock is entitled to one vote.

Common Stock Issuances

Founding contributors were issued 67,052,000 shares during 2007.   As management determined that the Company had negligible value, no value was attributed to the founders’ shares.

During year ended December 31, 2009, the company issued 30,000,000 common shares, valued at $727,000 to secure intellectual property rights and 100,000 common shares under a consulting agreement (see Related Party Transactions). The Consulting agreement was for a five year period, the unearned portion is ratably charged to operations with corresponding reduction to unearned stock compensation, reflected as a contra-equity.

The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, Chief Executive Officer, Chief Scientist, and Chairman of the Board.  The computed fair value of this refinery is approximately $210,000; the month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses.  To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity.  Total contributed value was $5,610 and $11,220 for both three and nine months ended September 30, 2011 and 2010.

For the nine month periods ended September 30, 2011 and 2010, the Company issued 2,275,000 and 2,271,000 common shares to employees and consultants as compensation, valued at $441,490 and $220,768, respectively.

On June 1, 2011 (the “Closing Date”), the Company executed agreements for two private offerings of its common stock (each an “Offering”).  In connection with the Offerings, the Company entered into two securities purchase agreements (each a “Securities Purchase Agreement”) with DDI Industry International (Beijing) Co., Ltd (the “Investor”).  Pursuant to the first Securities Purchase Agreement, the Company issued an aggregate of 3,846,254 shares of its common stock (the “Shares”) to the Investor for a purchase price of $500,000, at $0.13 per share.  Pursuant to the second Securities Purchase Agreement, the Company issued an aggregate of 3,333,333 Shares to the Investor for a purchase price of $561,248, at $0.168 per share.  The Company has received the proceeds from both offerings. The second offering, in the amount of $561,248 was received in August 2011.

Prior to this Offering, the Company and the Investor did have a material relationship.  In June 2010, the Company entered into an agreement with the Investor to form a Chinese joint venture (“MagneGas China”).  Pursuant to the agreement, the Investor acquired exclusive MagneGas™ Technology and manufacturing rights for the Greater China Market.  The Investor also acquired 14,814,815 shares of the Company’s common stock at a purchase price of $2 million and purchased a 300Kw Plasma Arc Refinery at a purchase price of $1.855 million.  The Company owns 20% of the equity in MagneGas China and the Company’s Chief Executive Officer, Dr. Ruggero Santilli, is a member of the board of directors.  Allen Feng, the President and Chief Executive Officer of the Investor, is also a member of the Board of Directors of the Company.

Options and Warrants

For the nine months ended September 30, 2011 the Company issued 500,000 warrants to a consultant, exercisable at the market price at the date of issuance. The value of the warrants, as calculated using the Black-Scholes Option Valuation resulted in the warrants value at less than the exercise price, therefore there was no intrinsic value and no compensation has been recorded. There are currently 1,694,763 options and warrants outstanding with exercise prices ranging from $.05 to $.21 per share.

8.          Equity

The company has two classifications of stock:

Preferred Stock includes 10,000,000 shares authorized at a par value of $0.001. Preferred Stock has been issued as Series A Preferred Stock. Preferred Stock has liquidation and dividend rights over Common Stock, which is not in excess of its par value. The preferred stock has no conversion rights or mandatory redemption features. There have been 2,000 shares of Preferred  Stock issued to an entity controlled by Dr. Ruggero Santilli and other members of the Board of Director. Each share of Preferred Stock is entitled to 100,000 votes.

Common Stock includes 900,000,000 shares authorized at a par value of $0.001. The number of authorized shares reflects an amendment to the Articles of Incorporation, increasing the authorized shares from 100,000,000 to 900,000,000. The holders of Common Stock and the equivalent Preferred Stock, voting together, shall appoint the members of the Board of the Directors. Each share of Common Stock is entitled to one vote.

Founding contributors were issued 67,052,000 shares during 2007.   As management determined that the Company had negligible value, no value was attributed to the founders’ shares.

During year ended December 31, 2009, the company issued 30,000,000 common shares, valued at $727,000 to secure intellectual property rights and 100,000 common shares under a consulting agreement (see Related Party Transactions).

The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, Chief Executive Officer, Chief Scientist, and Chairman of the Board.  The computed fair value of this refinery is approximately $210,000; the month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses.  To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity.  Total contributed value was $22,440 for the year ended December 31, 2010 and 2009.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
10.         Related Party Transactions

On December 28, 2009 the Company acquired all  relevant patents and intellectual  property for the MagneGas technology from a company, Hyfuels, Inc. related by common management, that originally secured an intellectual property license. The Company issued 30,000,000 shares of common stock, valued at the fair market trading value of the stock at the time of purchase, in exchange for the intellectual property.   Significant terms of the agreement were:

•	Territories defined as: North, South, Central America and all Caribbean Islands ("the Territories"), in perpetuity;
•	The Company acquired the MagneGas domain names and trademarks and the following patents:

•	U.S. Patent No. 6,926,872, issued on August 9, 2005 entitled Apparatus and Method for Producing a Clean Burning Combustible Gas With Long Life Electrodes and Multiple Plasma-Arc-Flows;
•	U.S. Patent No. 6,972,118, issued on December 6, 2005 entitled Apparatus and Method for Processing Hydrogen, Oxygen and Other Gases;
•
U.S. application no. 11/474,687, filed on June 26, 2006 entitled Operating Under High Power, Pressure and Temperature Conditions to Produce A Combustible Gas.  The application has since been issued with Patent number 7,780,924

In February 2008, the Company entered into a 5 year consulting agreement with Dr. Santilli, whose knowledge and expertise of the technology is essential in the development of the MagneGas product. The terms of the consulting agreement consist of issuance of common stock (100,000 shares) and payment of $5,000 per month to Dr. Santilli, upon the determination by the Board of Directors of MagneGas Corporation of achieving adequate funding. The Board has since determined that Dr. Santilli’s monthly accrued salary will be $20,000 per month.

In 2008 an advance in the amount of $10,000 was made by a company owned by a shareholder, for initial deposit for services.  There are no repayment terms to this advance and the amount is payable upon demand.

At various times the Company received advances from a shareholder for an unsecured promissory note.  All funds are at the same terms of the original shareholder note. These promissory notes have no repayment date; however it is payable within 30 days of written demand.  Payment is to include accrued simple interest at 4%.  The balance on the promissory note has been paid in full.

Beginning April 2008 the Company entered into a month-to-month lease, at a monthly rate of $2,500 per month for facilities to occupy approximately 3,000 square feet of a 6,000 square foot building and the use of certain equipment and utilities, as needed.  In January of 2011,the Company expanded to occupy 5,000 square feet of the building and as a result, the rent was increased to $4,000 per month. The facility allows for expansion needs.  The lease is held by a Company that is effectively controlled by Dr. Santilli.
The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, Chief Executive Officer, Chief Scientist, and Chairman of the Board. The value of the refinery is approximately $210,000; the computed fair value of this month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses, beginning in July 2008. To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity. Total contributed value was $11,220 and $11,220 for the year ended September 30, 2011 and 2010, respectively.

The Company entered into an agreement to acquire a 20% ownership of Magnegas Europe. This Company is related by common management. The CEO of Magnegas Europe, Ermanno Santilli is also the Vice President of Magnegas Corporation and is the son of Dr. Ruggero M. Santilli.  Dr. Santilli is also a shareholder of Magnegas Europe. There are no other related party transactions, joint venture or royalty agreements. The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

9.         Related Party Transactions

On December 28, 2009 the Company acquired all  relevant patents and intellectual  property for the MagneGas technology from a company, Hyfuels, Inc. related by common management, that originally secured an intellectual property license. The Company issued 30,000,000 shares of common stock, valued at the fair market trading value of the stock at the time of purchase, in exchange for the intellectual property.   Significant terms of the agreement were:

•	Territories defined as: North, South, Central America and all Caribbean Islands ("the Territories"), in perpetuity;

•	The Company acquired the MagneGas domain names and trademarks and the following patents:

•	U.S. Patent No. 6,926,872, issued on August 9, 2005 entitled Apparatus and Method for Producing a Clean Burning Combustible Gas With Long Life Electrodes and Multiple Plasma-Arc-Flows;

•	U.S. Patent No. 6,972,118, issued on December 6, 2005 entitled Apparatus and Method for Processing Hydrogen, Oxygen and Other Gases;

•	U.S. application no. 11/474,687, filed on June 26, 2006 entitled Operating Under High Power, Pressure and Temperature Conditions to Produce A Combustible Gas.

In February 2008, the Company entered into a 5 year consulting agreement with Dr. Santilli, whose knowledge and expertise of the technology is essential in the development of the MagneGas product. The terms of the consulting agreement consist of issuance of common stock (100,000 shares) and payment of $5,000 per month to Dr. Santilli, upon the determination by the Board of Directors of MagneGas Corporation of achieving adequate funding.  The Board has since determined that Dr. Santilli’s monthly accrued salary will be $10,000 per month.

In 2008 an advance in the amount of $10,000 was made by a company owned by a shareholder, for initial deposit for services.  There are no repayment terms to this advance and the amount is payable upon demand.

At various times the Company received advances from a shareholder for an unsecured promissory note.  All funds are at the same terms of the original shareholder note.  These promissory notes have no repayment date; however it is payable within 30 days of written demand.  Payment is to include accrued simple interest at 4%.  The balance on the promissory note has been paid in full.

Beginning April 2008 the Company entered into a month-to-month lease, at a monthly rate of $2,500 per month for facilities to occupy approximately 3,000 square feet of a 6,000 square foot building and the use of certain equipment and utilities, as needed.   The facility allows for expansion needs.  The lease is held by a Company that is effectively controlled by Dr. Santilli.

The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, Chief Executive Officer, Chief Scientist, and Chairman of the Board. The value of the refinery is approximately $210,000; the computed fair value of this month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses, beginning in July 2008. To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity. Total contributed value was $22,440 and $22,440 for the year ended December 31, 2010 and 2009, respectively.

The Company entered into an agreement to acquire a 20% ownership of Magnegas Europe. This Company is related by common management. The CEO of Magnegas Europe, Ermanno Santilli is also the Vice President of Magnegas Corporation and is the son of Dr. Ruggero M. Santilli.  Dr. Santilli is also a shareholder of Magnegas Europe. There are no other related party transactions, joint venture or royalty agreements. The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting, Disclosure Of Other Information About Entitys Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
11.       Segment Information

The following information is the results of our operating revenue segments:

	Revenue	Costs	Margin
September 30, 2011
Segments:
Unit Sales	$-	$-	$-
License Fees	119,999	-	119,999
Metal Cutting	106,104	91,087	15,017
	$226,103	$91,087	$135,016

September 30, 2010
Segments:
Unit Sales	$1,755,000	$658,637	$1,096,363
License Fees	-	-	-
Metal Cutting	187,606	65,662	121,944
	$1,942,606	$724,299	$1,218,307

10.       Segment Information

The following information is the results of our operating revenue segments:

	Revenue	Costs	Margin

December 31, 2010
Segments:
Unit Sales	$1,855,000	$717,845	$1,137,155
License Fees	146,666	-	146,666
Metal Cutting	34,572	12,100	22,472
	$2,036,238	$729,945	$1,306,293

December 31, 2009
Segments:
Unit Sales	$-	$-	$-
License Fees	-	-	-
Metal Cutting	18,564	9,226	9,338
	$18,564	$9,226	$9,338

Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]
12.       Contingencies

From time to time the Company may be a party to litigation matters involving claims against the Company.  The Company operates with waste, hazardous material and within a highly regulated industry, which may lend itself to legal matters.  Management believes that there are no current matters that would have a material effect on the Company’s financial position or results of operations.

11.       Contingencies

From time to time the Company may be a party to litigation matters involving claims against the Company.  The Company operates with waste, hazardous material and within a highly regulated industry, which may lend itself to legal matters.  Management believes that there are no current matters that would have a material effect on the Company’s financial position or results of operations.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13.       Subsequent Event

On August 4, 2011, the Company entered into an Memorandum of Understanding with Grease Depot, Inc. of Florida to operate a refinery on their property, test various liquid waste and produce fuel for the metal working market.  The Company will lease space from Grease Depot, Inc with a profit sharing arrangement.

On October 28, 2011 and November 8, 2011, the Company entered into definitive agreements with investors to sell in a private placement an aggregate of 19,662,500 shares of its common stock and warrants to purchase 19,662,500 shares of its common stock at a purchase price of $0.16 per unit, resulting in gross proceeds to the Company of $3,146,000, before deducting placement agent fees and other offering expenses. The warrants are exercisable at an exercise price of $0.30 per share and expire five years from the initial closing date.

Proceeds from the private placement will be used primarily to launch in full to the national metal working market by installing refinery filling stations in Detroit, wholly owned and operated by MagneGas Corporation, and to significantly expand the Company's fuel cylinder inventory to fill more and larger orders.